GOODWILL (Tables)	12 Months Ended
Feb. 29, 2020
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 28,	February 29,
	2019	2020

Beginning balance	$292,906	$415,752
Addition (Note 3)	129,774	3,999
Accumulated impairment loss	(1,524)	(30,522)
Exchange difference	(6,928)	(10,316)

Goodwill, net	$414,228	$378,913